CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit after tax	€ 4,088	€ 4,046	€ 3,629
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax	12	29	(10)
Income taxes relating to remeasurements on defined benefit pension plans	(1)	(7)	2
Remeasurements on defined benefit pension plans, net of tax	11	22	(8)
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	11	22	(8)
Items that will be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	910	(2,730)	865
Reclassification adjustments on exchange differences on translation, before tax	0	0	(1)
Exchange differences, before tax	910	(2,730)	864
Income taxes relating to exchange differences on translation	0	(2)	(25)
Exchange differences, net of tax	910	(2,732)	839
Gains (losses) on remeasuring available-for-sale financial assets, before tax	0	114	(18)
Reclassification adjustments on available-for-sale financial assets, before tax	0	(250)	(26)
Available-for-sale financial assets, before tax	0	(136)	(44)
Income taxes relating to available-for-sale financial assets	0	1	1
Available-for-sale financial assets, net of tax	0	(135)	(43)
Gains (losses) on cash flow hedges/cost of hedging, before tax	(10)	81	(24)
Reclassification adjustments on cash flow hedges/cost of hedging, before tax	(22)	(41)	8
Cash flow hedges/cost of hedging, before tax	(32)	39	(15)
Income taxes relating to cash flow hedges/cost of hedging	9	(10)	4
Cash flow hedges/cost of hedging, net of tax	(23)	29	(11)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	887	(2,838)	785
Other comprehensive income, net of tax	898	(2,816)	777
Total comprehensive income	4,986	1,229	4,406
Attributable to owners of parent	4,980	1,191	4,418
Attributable to non-controlling interests	€ 6	€ 38	€ (13)